Deficit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		100
Proceeds from Contributions from Parent		$ 102
Non cash captial contribution from parent		7
Accumulated Other Comprehensive Income (Loss) [Member]
Class of Stock [Line Items]
Proceeds from Contributions from Parent		$ 0
Other Affiliates, Long-term Commitment Contracts [Member]
Class of Stock [Line Items]
Proceeds from Contributions from Parent	$ 102